REVENUE - Narrative (Details)	12 Months Ended
Dec. 31, 2019
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected period of recognition	3 years
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected period of recognition	5 years
Wireless | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	30 days
Wireless | Equipment revenue | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	24 months
Media | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	30 days